Loans and borrowings - Summary of Maturities of Loans and Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 1,670,807	$ 1,462,691
2025
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	254,854
2026
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	138,569
2027
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	148,467
2028
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	233,952
2029
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	198,164
Thereafter
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 696,801